Consolidated Statements of Equity and Temporary Equity - USD ($)	Total	SST VI OP	Redeemable Common Stock	Common Stock	Common Stock Class A Common stock	Common Stock Class T Common stock	Common Stock Redeemable Common Stock	Additional Paid-in Capital	Distributions	Accumulated Deficit	Accumulated Deficit Previously Reported	Accumulated Other Comprehensive Income (Loss)	Total SmartStop Self Storage REIT, Inc. Equity	Total SmartStop Self Storage REIT, Inc. Equity Previously Reported	Noncontrolling Interests	Noncontrolling Interests SST VI OP	Preferred Stock
Beginning Balance at Dec. 31, 2020	$ 243,240,205				$ 52,661	$ 7,904	$ 57,335,575	$ 492,408,006	$ (163,953,169)	$ (141,444,880)		$ (3,834,228)	$ 183,236,294		$ 60,003,911		$ 196,356,107
Beginning Balance (in shares) at Dec. 31, 2020					52,660,402	7,903,911
Gross proceeds from issuance of operating partnership units in SST VI OP		$ 4,761,315														$ 4,761,315
Offering costs	(335,175)	$ (1,239,194)						(335,175)					(335,175)			$ (1,239,194)
Issuance of Class A-1 Units in our Operating Partnership in connection with the contingent earnout related to the Self Administration Transaction	11,219,744														11,219,744
Acquisition of noncontrolling interest related to the Tenant Protection Programs joint ventures	(10,900)														(10,900)
Changes to redeemable common stock	(19,564,929)						19,564,929	(19,564,929)					(19,564,929)
Redemptions of common stock	(390)				$ (360)	$ (30)	(5,565,829)						(390)
Redemptions of common stock (in shares)					(359,976)	(30,158)
Issuance of common stock in connection with SST IV Merger	231,412,470				$ 23,138			231,389,332					231,412,470
Issuance of common stock in connection with the SSGT II Merger (in shares)					23,137,540
Issuance of restricted stock, net of forfeitures	78				$ 78								78
Issuance of restricted stock, net of forfeitures (in shares)					78,192
Distributions	(47,011,295)								(47,011,295)				(47,011,295)
Distributions to other noncontrolling interests	(6,338,488)														(6,338,488)
Issuance of shares for distribution reinvestment plan	19,564,929				$ 1,541	$ 182		19,563,206					19,564,929
Issuance of shares for distribution reinvestment plan (in shares)					1,541,585	182,445
Equity based compensation expense	2,907,808							1,279,432					1,279,432		1,628,376
Net income (loss) attributable to SmartStop Self Storage REIT, Inc. common stockholders	(29,401,595)									(29,401,595)			(29,401,595)
Deconsolidation of SST VI OP	(3,170,238)														(3,170,238)
Net loss attributable to the noncontrolling interests in our Operating Partnership	(2,663,123)														(2,663,123)
Foreign currency translation adjustment	65,261											47,424	47,424		17,837
Foreign currency hedge contract gains (losses)	(394,417)											(337,219)	(337,219)		(57,198)
Interest rate hedge contract loss	4,335,323											3,844,048	3,844,048		491,275
Ending Balance at Dec. 31, 2021	407,377,389				$ 77,058	$ 8,056	71,334,675	724,739,872	(210,964,464)	(170,846,475)		(279,975)	342,734,072		64,643,317		196,356,107
Ending Balance (in shares) at Dec. 31, 2021					77,057,743	8,056,198
Offering costs	(445,149)							(445,149)					(445,149)
Tax withholding (net settlement) related to vesting of restricted stock	(86,357)				$ (9)			(86,348)					(86,357)
Tax withholding (net settlement) related to vesting of restricted stock, (in Shares)					(8,910)
Issuance of Class A-1 Units in our Operating Partnership in connection with the contingent earnout related to the Self Administration Transaction	31,514,447														31,514,447
Changes to redeemable common stock	(5,243,398)			$ 5,243,398				(5,243,398)					(5,243,398)
Issuance of noncontrolling interest in SST VI Advisor	1,000														1,000
Redemptions of common stock	(112)				$ (107)	$ (5)							(112)
Redemptions of common stock (in shares)					(106,502)	(4,696)
Issuance of common stock in connection with SST IV Merger	168,789,874				$ 11,542			168,778,332					168,789,874
Issuance of common stock in connection with the SSGT II Merger (in shares)					11,542,062
Issuance of restricted stock, net of forfeitures	55				$ 55								55
Issuance of OP Units in connection with SSGT II Merger	1,703														1,703
Issuance of restricted stock, net of forfeitures (in shares)					55,403
Distributions	(55,187,053)								(55,187,053)				(55,187,053)
Distributions to noncontrolling interests in our Operating Partnership	(7,444,680)														(7,444,680)
Distributions to other noncontrolling interests	(268,695)														(268,695)
Issuance of shares for distribution reinvestment plan	5,243,398				$ 314	$ 34		5,243,050					5,243,398
Issuance of shares for distribution reinvestment plan (in shares)					313,658	34,048
Equity based compensation expense	3,968,494							1,297,595					1,297,595		2,670,899
Net income (loss) attributable to SmartStop Self Storage REIT, Inc. common stockholders	6,321,880									6,321,880			6,321,880
Net loss attributable to the noncontrolling interests in our Operating Partnership	2,847,572
Net income attributable to the noncontrolling interests in our Operating Partnership	2,536,296														2,536,296
Net income attributable to other noncontrolling interests	311,276														311,276
Foreign currency translation adjustment	(3,832,344)											(3,400,645)	(3,400,645)		(431,699)
Foreign currency hedge contract gains (losses)	3,354,899											2,977,385	2,977,385		377,514
Interest rate hedge contract loss	4,906,784											4,357,917	4,357,917		548,867
Ending Balance at Dec. 31, 2022	561,819,707				$ 88,853	$ 8,085	76,578,073	894,283,954	(266,151,517)	(164,524,000)	$ (164,524,595)	3,654,682	467,360,000	$ 467,359,462	94,460,245		196,356,107
Ending Balance (in shares) at Dec. 31, 2022					88,853,454	8,085,550
Offering costs	(11,000)							(11,000)					(11,000)
Tax withholding (net settlement) related to vesting of restricted stock	(247,000)							(247,000)					(247,000)
Tax withholding (net settlement) related to vesting of restricted stock, (in Shares)					(17,422)
Changes to redeemable common stock	(11,875,000)		$ 11,875,000					(11,875,000)					(11,875,000)
Redemptions of common stock	(1,000)		$ (18,992,000)		$ (1,000)								(1,000)
Redemptions of common stock (in shares)					(745,847)	(42,623)
Issuance of restricted stock, net of forfeitures (in shares)					42,566
Distributions	(43,407,000)								(43,407,000)				(43,407,000)
Distributions to noncontrolling interests in our Operating Partnership	(6,216,000)														(6,216,000)
Distributions to other noncontrolling interests	(485,000)														(485,000)
Issuance of shares for distribution reinvestment plan	11,876,000				$ 1,000			11,875,000					11,876,000
Issuance of shares for distribution reinvestment plan (in shares)					702,632	78,104
Equity based compensation expense	4,078,000							693,000					693,000		3,385,000
Net income (loss) attributable to SmartStop Self Storage REIT, Inc. common stockholders	(1,632,000)									(1,632,000)			(1,632,000)
Net loss attributable to the noncontrolling interests in our Operating Partnership	1,574,000
Net income (loss) attributable to the noncontrolling interests in our Operating Partnership	1,097,000														1,097,000
Net income attributable to other noncontrolling interests	477,000														477,000
Foreign currency translation adjustment	27,000											24,000	24,000		3,000
Foreign currency hedge contract gains (losses)	189,000											167,000	167,000		22,000
Interest rate hedge contract loss	(1,583,000)											(1,399,000)	(1,399,000)		(184,000)
Ending Balance at Sep. 30, 2023	514,107,000				$ 89,000	$ 8,000	69,461,000	894,719,000	(309,559,000)	(166,156,000)		2,447,000	421,548,000		92,559,000		196,356,000
Ending Balance (in shares) at Sep. 30, 2023					88,835,383	8,121,031
Beginning Balance at Dec. 31, 2022	561,819,707				$ 88,853	$ 8,085	76,578,073	894,283,954	(266,151,517)	(164,524,000)	(164,524,595)	3,654,682	467,360,000	467,359,462	94,460,245		196,356,107
Beginning Balance (in shares) at Dec. 31, 2022					88,853,454	8,085,550
Offering costs	(10,412)							(10,412)					(10,412)
Tax withholding (net settlement) related to vesting of restricted stock	(246,662)				$ (17)			(246,645)					(246,662)
Tax withholding (net settlement) related to vesting of restricted stock, (in Shares)					(17,422)
Changes to redeemable common stock	(17,636,337)			17,636,337				17,636,337					17,636,337
Redemptions of common stock	(1,248)			(22,937,215)	$ (1,160)	$ 88							(1,248)
Redemptions of common stock (in shares)					(1,160,283)	(88,382)
Issuance of restricted stock, net of forfeitures	43				$ 43								43
Issuance of restricted stock, net of forfeitures (in shares)					42,566
Distributions	(58,039,039)								(58,039,039)				(58,039,039)
Distributions to noncontrolling interests in our Operating Partnership	(8,298,194)														(8,298,194)
Distributions to other noncontrolling interests	(587,530)														(587,530)
Issuance of shares for distribution reinvestment plan	17,636,337				$ 1,043	$ 117		17,635,177					17,636,337
Issuance of shares for distribution reinvestment plan (in shares)					1,042,820	116,659
Equity based compensation expense	5,258,246							830,817					830,817		4,427,429
Net income (loss) attributable to SmartStop Self Storage REIT, Inc. common stockholders	(2,745,698)									(2,745,698)			(2,745,698)
Net loss attributable to the noncontrolling interests in our Operating Partnership	1,892,458
Net income attributable to the noncontrolling interests in our Operating Partnership	1,313,566														1,313,566
Net income attributable to other noncontrolling interests	578,892														578,892
Foreign currency translation adjustment	1,480,720											1,307,400	1,307,400		173,320
Foreign currency hedge contract gains (losses)	(1,065,910)											(941,025)	(941,025)		(124,885)
Interest rate hedge contract loss	(3,593,569)											(3,173,874)	(3,173,874)		(419,695)
Ending Balance at Dec. 31, 2023	495,862,912				$ 88,762	$ 8,114	71,277,195	894,856,554	(324,190,556)	(167,270,000)	(167,270,293)	847,183	404,340,000	404,339,764	91,523,148		196,356,107
Ending Balance (in shares) at Dec. 31, 2023					88,761,135	8,113,827
Beginning Balance at Jun. 30, 2023	530,607,000				$ 89,000	$ 8,000	70,599,000	894,583,000	(294,917,000)	(165,520,000)		3,159,000	437,402,000		93,205,000		196,356,000
Beginning Balance (in shares) at Jun. 30, 2023					88,936,541	8,113,553
Changes to redeemable common stock	(5,901,000)			5,901,000				(5,901,000)					(5,901,000)
Redemptions of common stock				(7,039,000)
Redemptions of common stock (in shares)					(446,718)	(31,755)
Forfeitures of restricted stock (In shares)					(3,424)
Distributions	(14,642,000)								(14,642,000)				(14,642,000)
Distributions to noncontrolling interests in our Operating Partnership	(2,081,000)														(2,081,000)
Distributions to other noncontrolling interests	(258,000)														(258,000)
Issuance of shares for distribution reinvestment plan	5,901,000							5,901,000					5,901,000
Issuance of shares for distribution reinvestment plan (in shares)					348,984	39,233
Equity based compensation expense	1,459,000							136,000					136,000		1,323,000
Net income (loss) attributable to SmartStop Self Storage REIT, Inc. common stockholders	(636,000)									(636,000)			(636,000)
Net loss attributable to the noncontrolling interests in our Operating Partnership	464,000
Net income (loss) attributable to the noncontrolling interests in our Operating Partnership	360,000														360,000
Net income attributable to other noncontrolling interests	104,000														104,000
Foreign currency translation adjustment	(1,410,000)											(1,245,000)	(1,245,000)		(165,000)
Foreign currency hedge contract gains (losses)	1,244,000											1,098,000	1,098,000		146,000
Interest rate hedge contract loss	(640,000)											(565,000)	(565,000)		(75,000)
Ending Balance at Sep. 30, 2023	514,107,000				$ 89,000	$ 8,000	69,461,000	894,719,000	(309,559,000)	(166,156,000)		2,447,000	421,548,000		92,559,000		196,356,000
Ending Balance (in shares) at Sep. 30, 2023					88,835,383	8,121,031
Beginning Balance at Dec. 31, 2023	495,862,912				$ 88,762	$ 8,114	71,277,195	894,856,554	(324,190,556)	(167,270,000)	$ (167,270,293)	847,183	404,340,000	$ 404,339,764	91,523,148		196,356,107
Beginning Balance (in shares) at Dec. 31, 2023					88,761,135	8,113,827
Offering costs	(145,000)							(145,000)					(145,000)
Tax withholding (net settlement) related to vesting of restricted stock	(220,000)				$ (1,000)			(219,000)					(220,000)
Tax withholding (net settlement) related to vesting of restricted stock, (in Shares)					(15,315)
Changes to redeemable common stock	(16,979,000)			16,979,000				(16,979,000)					(16,979,000)
Issuance of noncontrolling interest in SST VI Advisor	330,000														330,000
Redemptions of common stock	(1,000)			$ (29,900,000)	$ (1,000)								(1,000)
Redemptions of common stock (in shares)					(1,308,487)	(84,135)
Issuance of restricted stock, net of forfeitures					$ 1,000								1,000
Issuance of restricted stock, net of forfeitures (in shares)					40,651
Distributions	(43,449,000)								(43,449,000)				(43,449,000)
Distributions to noncontrolling interests in our Operating Partnership	(6,389,000)														(6,389,000)
Distributions to other noncontrolling interests	(334,000)														(334,000)
Issuance of shares for distribution reinvestment plan	16,979,000				$ 1,000			16,978,000					16,979,000
Issuance of shares for distribution reinvestment plan (in shares)					999,703	114,693
Equity based compensation expense	3,863,000							468,000					468,000		3,395,000
Net income (loss) attributable to SmartStop Self Storage REIT, Inc. common stockholders	(14,688,000)									(14,688,000)			(14,688,000)
Net loss attributable to the noncontrolling interests in our Operating Partnership	(405,000)
Net income (loss) attributable to the noncontrolling interests in our Operating Partnership	(729,000)														(729,000)
Net income attributable to other noncontrolling interests	324,000														324,000
Foreign currency translation adjustment	(1,144,000)											(1,008,000)	(1,008,000)		(136,000)
Foreign currency hedge contract gains (losses)	1,322,000											1,165,000	1,165,000		157,000
Interest rate hedge contract loss	(2,940,000)											(2,587,000)	(2,587,000)		(353,000)
Ending Balance at Sep. 30, 2024	431,664,000				$ 89,000	$ 8,000	58,356,000	894,960,000	(367,640,000)	(181,958,000)		(1,583,000)	343,876,000		87,788,000		196,356,000
Ending Balance (in shares) at Sep. 30, 2024					88,477,687	8,144,385
Beginning Balance at Jun. 30, 2024	454,818,000				$ 89,000	$ 8,000	65,371,000	894,870,000	(353,086,000)	(175,738,000)		(361,000)	365,782,000		89,036,000		196,356,000
Beginning Balance (in shares) at Jun. 30, 2024					88,696,458	8,124,618
Offering costs	(64,000)							(64,000)					(64,000)
Changes to redeemable common stock	(5,602,000)						5,602,000	(5,602,000)					(5,602,000)
Issuance of noncontrolling interest in SST VI Advisor	330,000														330,000
Redemptions of common stock	(1,000)				$ (1,000)		(12,617,000)						(1,000)
Redemptions of common stock (in shares)					(547,947)	(18,104)
Issuance of restricted stock, net of forfeitures (in shares)					(1,049)
Distributions	(14,554,000)								(14,554,000)				(14,554,000)
Distributions to noncontrolling interests in our Operating Partnership	(2,142,000)														(2,142,000)
Distributions to other noncontrolling interests	(107,000)														(107,000)
Issuance of shares for distribution reinvestment plan	5,603,000				$ 1,000			5,602,000					5,603,000
Issuance of shares for distribution reinvestment plan (in shares)					330,225	37,871
Equity based compensation expense	1,307,000							154,000					154,000		1,153,000
Net income (loss) attributable to SmartStop Self Storage REIT, Inc. common stockholders	(6,220,000)									(6,220,000)			(6,220,000)
Net loss attributable to the noncontrolling interests in our Operating Partnership	(314,000)
Net income (loss) attributable to the noncontrolling interests in our Operating Partnership	(422,000)														(422,000)
Net income attributable to other noncontrolling interests	108,000														108,000
Foreign currency translation adjustment	774,000											681,000	681,000		93,000
Foreign currency hedge contract gains (losses)	(538,000)											(473,000)	(473,000)		(65,000)
Interest rate hedge contract loss	(1,626,000)											(1,430,000)	(1,430,000)		(196,000)
Ending Balance at Sep. 30, 2024	$ 431,664,000				$ 89,000	$ 8,000	$ 58,356,000	$ 894,960,000	$ (367,640,000)	$ (181,958,000)		$ (1,583,000)	$ 343,876,000		$ 87,788,000		$ 196,356,000
Ending Balance (in shares) at Sep. 30, 2024					88,477,687	8,144,385